Property, Plant and Equipment - Disclosure of Gold Resource Value Assumptions (Details) - $ / oz	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
South Africa
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Measured	25.00	25.00	25.00
Indicated	8.00	8.00	8.00
Inferred	2.80	2.80	2.80
Hidden Valley
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Indicated	8.00	8.00	5.84
Inferred			5.84